Vessels and other fixed assets, net (Tables)	12 Months Ended
Dec. 31, 2015
Vessels and Other Fixed Assets, Net [Abstract]
Schedule of vessels and other fixed assets, net
	2014	2015
Cost
Vessels	$1,641,603	$2,025,688
Other fixed assets	1,683	1,810
Total cost	1,643,286	2,027,498
Accumulated depreciation	(201,435)	(269,946)
Vessels and other fixed assets, net	$1,441,851	$1,757,552

Capital lease obligations, Principal payments
Years	Amount
December 31, 2016	$8,640
December 31, 2017	8,640
December 31, 2018	8,640
December 31, 2019	11,437
December 31, 2020	12,370
December 31, 2021 and thereafter	51,832
Total capital lease minimum payments	$101,559
Excluding bareboat interest	22,039
Total lease commitments	79,520
Lease commitments - current portion	4,490
Lease commitments - non-current portion	75,030